Investments - Additional Information (Details) $ in Millions	Jun. 30, 2026 USD ($) SECURITIES	Dec. 31, 2025 SECURITIES	Dec. 31, 2024 USD ($) SECURITIES
Investments, Debt and Equity Securities [Abstract]
Number of available-for-sale securities | SECURITIES	18	0	1
Estimated fair value of gross unrealized loss positions | $	$ 49.4		$ 8.0